INTANGIBLE ASSETS, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Intangible Assets Net Excluding Goodwill [Line Items]
Accumulated amortization	$ 623	$ 818	$ 4,454
Customer Relationships, Weighted Average Useful Life	within one year